Changes in liabilities attributable to financing activities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Summary of Changes in Liabilities Attributable to Financing Activities

	Liabilities to credit institutions	Leases	Convertible Notes	Total
Balance at January 1, 2022	5,987	143,219	—	149,206
Cash flows	46,818	(10,899)	—	35,919
Non-cash flows:
Addition – leases	—	20,111	—	20,111
Foreign exchange adjustments	(292)	(8,529)	—	(8,821)
Assets held for sale (Note 34)	—	(44,794)	—	(44,794)
Other changes	77	—	—	77
Balance at December 31, 2022	52,590	99,108	—	151,698
Cash flows	61,985	(11,411)	324,950	375,524
Non-cash flows:
Addition – leases	—	21,341	—	21,341
Foreign exchange adjustments	407	2,844	—	3,251
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	—	—	(74,078)	(74,078)
Change in fair value recognized in consolidated statement of other comprehensive loss	—	—	72,656	72,656
Remeasurement - leases(1)	—	(17,886)	—	(17,886)
Other changes	5,323	(4,994)	—	329
Balance at December 31, 2023	120,305	89,002	323,528	532,835
Cash flows	(2,678)	(19,645)	—	(22,323)
Non-cash flows:
Addition – leases	—	2,880	—	2,880
Foreign exchange adjustments	840	(2,027)	—	(1,187)
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	—	—	867	867
Cancellation - leases(2)	—	(25,118)	—	(25,118)
Other changes	3,506	(9)	—	3,497
Balance at December 31, 2024	121,973	45,083	324,395	491,451

(1) Remeasurement related to change of lease term due to the decision to discontinue the construction of the production facility in Peterborough, UK.

(2) Cancellation is primarily related to terminated lease contract due to the continued exit of the production facility in Peterborough, UK.